FAIR VALUE MEASUREMENTS: (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurements
Schedule of financial assets and liabilities measured at fair value

	Estimated Fair Value December 31, 2014
	Total	Input Levels Used
	Fair Value	Level 1	Level 2	Level 3
Cash and equivalents	$100,108	$100,108	$—	$—
Available for sale securities	131,347	2,446	128,901	—
Foreign currency forward contracts	(1,939)	—	(1,939)	—
Commodity futures contracts, net	(737)	(737)	—	—
Trading securities	71,682	71,682	—	—
Total assets measured at fair value	$300,461	$173,499	$126,962	$—

	Estimated Fair Value December 31, 2013
	Total	Input Levels Used
	Fair Value	Level 1	Level 2	Level 3
Cash and equivalents	$88,283	$88,283	$—	$—
Available for sale securities	118,647	—	118,647	—
Foreign currency forward contracts	(684)	—	(684)	—
Commodity futures contracts, net	(130)	(130)	—	—
Trading securities	63,215	63,215	—	—
Total assets measured at fair value	$269,331	$151,368	$117,963	$—

Summary of the aggregate fair value, gross unrealized gains, gross unrealized losses, realized losses and amortized cost basis of investment portfolio by major security type

	December 31, 2014
	Amortized	Fair	Unrealized		Realized
Available for Sale:	Cost	Value	Gains	Losses	Losses
Municipal bonds	$51,797	$51,804	$7	$—	$—
Corporate bonds	72,587	72,075	—	(512)	—
Government securities	2,450	2,446		(4)
Certificates of deposit	5,014	5,007		(7)
Mutual funds	20	15	—	(5)	—
	$131,868	$131,347	$7	$(528)	$—

	December 31, 2013
	Amortized	Fair	Unrealized		Realized
Available for Sale:	Cost	Value	Gains	Losses	Losses
Municipal bonds	$75,488	$75,622	$134	$—	$—
Corporate bonds	37,258	37,214	—	(44)	—
Certificates of deposit	5,796	5,794		(2)
Mutual funds	20	17	—	(3)	—
	$118,562	$118,647	$134	$(49)	$—